Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net
Depreciation expense	$ 334	$ 1,059	$ 1,363
Cost of revenues
Property and equipment, net
Depreciation expense	2	6	6
Research and development
Property and equipment, net
Depreciation expense	49	124	108
Sales and marketing expenses
Property and equipment, net
Depreciation expense	21	504	582
General and administrative expenses
Property and equipment, net
Depreciation expense	$ 262	$ 425	$ 667